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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23000

Princeton Private Investment Fund

(Exact name of registrant as specified in charter)

8000 Norman Center Dr, Suite 630, Minneapolis, MN 55437

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1290 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 952-897-5390

Date of fiscal year end: March 31

Date of reporting period: July 1, 2019 - June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2014 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: Princeton Private Investments Access Fund										Item 1, Exhibit 1
Investment Company Act file number: 811-23000
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Goldman Sachs Trust	FGTXX	38141W27S	SPECIAL; 1/23/2020	1	To elect four Trustees of the Trusts: Dwight L. Bush Katyhrn A. Cassidy Joaquin Delgado Gregory G. Weaver	MGMT	Y	FOR	FOR
2	Guggenheim Funds Trust	GIOIX	40168W582	SPECIAL; 10/28/2019	1	To elect the following ten nominees to the Board of Trustees of each Trust:
Randall C. Barnes
Angela Brock-Kyle
Donald A. Chubb, Jr.
Jerry B. Farley
Roman Friedrich III
Thomas F. Lydon Jr.
Ronald A. Nyberg
Sandra G. Sponem
Ronald E. Toupin, Jr.
						Amy J. Lee	MGMT	Y	FOR	FOR

SIGNATURE

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Princeton Private Investments Access Fund

By (Signature and Title)* /s/John Sabre

John Sabre, President

August 24, 2020

* Print the name and title of each signing officer under his or her signature.